UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22603

Name of Fund:    BlackRock Municipal 2030 Target Term Trust (BTT)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2030 Target Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority, RB, Series A:
5.00%, 9/01/33	$3,985	$4,782,996
5.00%, 9/01/34	3,500	4,197,550
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB, Senior Lien-Warrants, Series B (AGM)(a):
0.00%, 10/01/31	7,375	3,844,440
0.00%, 10/01/32	6,295	3,044,892
0.00%, 10/01/33	1,275	580,533
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University:
5.00%, 12/01/32	290	337,453
Series A, 5.00%, 12/01/33	1,010	1,167,984
Series A, 5.00%, 12/01/34	1,380	1,579,852
University of South Alabama, Refunding RB, AGM:
5.00%, 11/01/29	1,105	1,304,872
5.00%, 11/01/30	2,000	2,353,040

		23,193,612
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	4,975	5,117,086

Arizona — 2.2%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital:
Series A, 5.00%, 2/01/34	6,340	6,797,368
Series B, 5.00%, 2/01/33	1,810	1,944,411
City of Phoenix Arizona IDA, RB, Facility:
Candeo Schools, Inc. Project, 6.00%, 7/01/23	505	557,581
Eagle College Preparatory Project, Series A, 4.50%, 7/01/22	490	510,041
Eagle College Preparatory Project, Series A, 5.00%, 7/01/33	1,000	1,030,090
Legacy Traditional Schools Project, Series A, 5.75%, 7/01/24(b)	750	818,242
County of Maricopa IDA, Refunding RB, Banner Health, Series A, 5.00%, 01/01/31	16,280	19,393,061

Security	Par (000)	Value
Arizona (continued)
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 09/01/29	$6,000	$6,332,700

		37,383,494
California — 14.8%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub-Lien, Series A (AMBAC), 0.00%, 10/01/30(a)	10,530	6,459,628
Azusa Unified School District, GO, Refunding, (AGM):
4.00%, 8/01/30	4,420	4,901,205
4.00%, 8/01/31	4,825	5,294,859
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series A, 5.00%, 11/15/32	1,700	2,040,068
California Municipal Finance Authority, RB:
Biola University, 4.00%, 10/01/27	750	810,818
Biola University, 4.00%, 10/01/33	2,500	2,612,425
Senior, S/F Housing, Caritas Affordable Housing, Inc. Project, Series A, 5.00%, 8/15/30	1,000	1,112,070
California Municipal Finance Authority, Refunding RB, Eisenhower Medical Center, Series A:
5.00%, 7/01/30	1,200	1,404,396
5.00%, 7/01/31	1,050	1,222,127
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 07/01/30(b)	13,845	15,205,687
California Statewide Communities Development Authority, RB:
American Baptist Homes of the West, Series A, 5.00%, 10/01/23	1,500	1,689,360
Eskaton Properties, Inc., 5.25%, 11/15/34	2,500	2,729,300
City & County of San Francisco California Redevelopment Agency, Refunding, Special Tax Bonds, No. 6 Mission Bay South Public Improvements, Series A:
5.00%, 8/01/28	1,000	1,115,490
5.00%, 8/01/29	1,300	1,445,197

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
City & County of San Francisco California Redevelopment Agency, Refunding, Special Tax Bonds, No. 6 Mission Bay South Public Improvements, Series A (continued):
5.00%, 8/01/33	$1,335	$1,465,269
City of Long Beach California Harbor Revenue, RB, AMT, Series A:
5.00%, 5/15/31	1,200	1,430,664
5.00%, 5/15/32	1,800	2,134,350
5.00%, 5/15/33	675	796,662
5.00%, 5/15/34	1,650	1,938,354
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A, AMT:
5.00%, 3/01/30	500	596,550
5.00%, 3/01/31	1,500	1,777,395
5.00%, 3/01/32	1,000	1,178,610
5.00%, 3/01/33	975	1,143,899
5.00%, 3/01/34	1,250	1,459,850
5.00%, 3/01/35	2,000	2,326,900
County of San Diego Regional Airport Authority, ARB, AMT, Sub-Series B, 5.00%, 07/01/33	1,000	1,179,540
El Camino Community College District, GO, CAB, Election of 2002, Series C(a):
0.00%, 8/01/30	9,090	6,243,194
0.00%, 8/01/31	12,465	8,233,008
0.00%, 8/01/32	17,435	11,012,295
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/29	14,500	16,885,685
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFuel Corp., Los Angeles International, AMT, 5.00%, 01/01/32	4,110	4,467,940
Los Angeles Unified School District, GO, Election of 2008, Series A, 4.00%, 07/01/33	3,000	3,240,210
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,500	3,169,400
Monterey Peninsula Community College District, GO, Refunding, CAB(a):
0.00%, 8/01/30	3,500	2,420,495
0.00%, 8/01/31	5,940	3,913,747

Security	Par (000)	Value
California (continued)
Oakland Unified School District/Alameda County, GO, Refunding, 5.00%, 08/01/30	$1,800	$2,183,040
Oakland Unified School District/Alameda County, GO:
Series A, 5.00%, 8/01/31	1,055	1,270,231
Series A, 5.00%, 8/01/32	1,100	1,298,495
Series A, 5.00%, 8/01/33	1,000	1,173,510
Refunding Series C, 5.00%, 8/01/30	1,300	1,594,697
Poway Unified School District, GO, Election of 2008, Series A(a):
0.00%, 8/01/27	10,000	7,759,100
0.00%, 8/01/30	10,000	6,764,600
0.00%, 8/01/32	12,500	7,736,500
Riverside Public Financing Authority, Tax Allocation Bonds, University Corridor/Sycamore Canyon Merged Redevelopment Project, Series C (NPFGC), 4.50%, 08/01/30	10,000	10,021,400
San Bernardino Community College District, GO, Refunding, Series A:
4.00%, 8/01/31	10,660	11,487,003
4.00%, 8/01/32	12,010	12,875,320
4.00%, 8/01/33	5,665	6,035,774
State of California, GO, Refunding:
5.00%, 8/01/30	18,250	22,280,512
Various Purpose, 4.00%, 9/01/34	16,000	17,348,960
State of California, GO, Refunding, 5.00%, 11/01/31	6,995	8,526,555
Union City Community Redevelopment Agency, Refunding, Tax Allocation Bonds, Community Redevelopment Agency Projects, Series A:
5.00%, 10/01/32	1,355	1,600,038
5.00%, 10/01/33	3,000	3,537,780
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	1,815	1,772,729

		250,322,891
Colorado — 2.4%
Central Platte Valley Metropolitan District, GO, Series A:
5.13%, 12/01/29	700	769,440
5.50%, 12/01/29	750	844,170
5.38%, 12/01/33	1,500	1,656,255

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado (continued)
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds(b):
4.00%, 12/01/23	$1,000	$1,033,890
4.10%, 12/01/24	5,080	5,237,327
4.20%, 12/01/25	5,280	5,423,299
4.50%, 12/01/30	4,305	4,383,136
Colorado Health Facilities Authority, Refunding RB:
Covenant Retirement Communities, Series A, 4.50%, 12/01/33	4,595	4,643,018
Covenant Retirement Communities, Series A, 5.00%, 12/01/33	3,000	3,207,720
NCMC, Inc. Project, 4.00%, 5/15/30	2,860	3,106,046
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.25%, 12/01/30	500	528,650
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, Senior Limited Property, Series A:
5.00%, 12/01/26	1,000	1,148,730
5.00%, 12/01/27	1,500	1,703,445
5.00%, 12/01/28	1,500	1,688,595
5.00%, 12/01/30	1,350	1,500,457
5.00%, 12/01/31	1,500	1,662,705
5.00%, 12/01/33	1,000	1,098,850
Tallyns Reach Metropolitan District No. 3, GO, Refunding, 5.00%, 12/01/33	505	537,608

		40,173,341
Connecticut — 0.7%
State of Connecticut, GO, Series D, 4.00%, 08/15/29	11,500	12,391,250

District of Columbia — 2.5%
District of Columbia, GO, Refunding, Series A, 5.00%, 06/01/32	10,500	12,664,260
District of Columbia, GO, Series A, 5.00%, 06/01/32	16,980	20,210,785
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 07/01/33	1,700	1,967,597
Metropolitan Washington Airports Authority, Refunding RB, AMT:
5.00%, 10/01/32	2,750	3,273,133
5.00%, 10/01/33	1,270	1,504,340

Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB, AMT (continued):
5.00%, 10/01/34	$2,000	$2,357,680

		41,977,795
Florida — 8.2%
City of Lakeland Florida, Refunding RB, Lakeland Regional Health System, 5.00%, 11/15/30	3,750	4,411,125
City of Tampa Florida, Refunding RB, H. Lee Moffitt Cancer Center Project, Series A, 4.00%, 09/01/33	10,000	10,398,700
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.00%, 11/15/29	5,000	5,620,950
County of Broward Florida, RB, Fort Lauderdale Fuel Facilities, Series A, AMT (AGM):
5.00%, 4/01/30	600	659,856
5.00%, 4/01/33	740	807,251
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25(b)	5,250	5,379,413
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	6,690	7,246,207
County of Miami-Dade Florida School Board, COP, Refunding, Series A, 5.00%, 05/01/32	9,000	10,414,350
County of Orange Florida School Board, COP, Refunding, Series C, 5.00%, 08/01/33	8,555	10,049,387
County of Orange Florida Tourist Development Tax Revenue, Refunding RB, 5.00%, 10/01/30	11,470	14,530,769
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/32	19,790	22,632,636
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B(a):
0.00%, 6/01/29	2,295	1,666,973
0.00%, 6/01/30	2,000	1,394,000
0.00%, 6/01/31	1,295	870,059
0.00%, 6/01/32	2,495	1,611,620

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 05/01/31	$1,200	$1,237,800
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corp. Project, AMT, 5.00%, 11/15/26	2,000	2,111,120
Jacksonville Florida Port Authority, Refunding RB, AMT:
4.50%, 11/01/30	2,895	3,099,300
4.50%, 11/01/31	3,200	3,421,216
4.50%, 11/01/32	2,300	2,451,294
Miami Beach Health Facilities Authority, Refunding RB, Mont Sinai Medical Center, 5.00%, 11/15/30	1,000	1,108,600
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/30	3,825	4,491,506
Village Community Development District No. 10, Special Assessment Bonds, Sumter County:
4.50%, 5/01/23	2,320	2,488,618
5.00%, 5/01/32	5,545	6,173,637
Village Community Development District No. 5, Refunding, Special Assessment Bonds, Sumter County:
Phase I, 3.50%, 5/01/28	1,990	1,997,920
Phase I, 3.50%, 5/01/28	3,720	3,734,806
Phase II, 4.00%, 5/01/33	1,155	1,164,644
Phase II, 4.00%, 5/01/34	2,400	2,414,136
Village Community Development District No. 6, Refunding, Special Assessment Bonds, Sumter County, 4.00%, 05/01/29	5,955	6,157,887

		139,745,780
Illinois — 12.3%
Chicago Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/33	5,000	5,615,600
Chicago O’Hare International Airport, Refunding RB, Series B, 5.00%, 01/01/33	6,940	7,982,874
Chicago Transit Authority, Refunding RB:
Section 5307, Urbanized Area Formula Funds, 5.00%, 6/01/26	2,000	2,351,860

Security	Par (000)	Value
Illinois (continued)
Chicago Transit Authority, Refunding RB (continued):
Section 5337, State of Good Repair Formula Funds, 5.00%, 6/01/26	$1,000	$1,174,250
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/33	10,000	10,360,100
City of Chicago Illinois, RB, Wastewater Transmission, 2nd Lien:
4.00%, 1/01/31	10,375	10,533,737
4.00%, 1/01/32	10,790	10,917,538
4.00%, 1/01/33	11,220	11,313,799
4.00%, 1/01/35	9,135	9,193,829
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/27	5,000	5,252,200
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, (AGM), 5.00%, 01/01/30	730	800,087
City of Chicago O’Hare International Airport, Refunding GARB, Senior Lien, Series B, 5.00%, 01/01/33	6,000	7,039,020
City of St. Charles Illinois, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,755,367
4.00%, 12/01/31	1,715	1,852,303
County of Cook Illinois, GO, Refunding, Series C, 4.00%, 11/15/29	19,750	20,330,847
Illinois Finance Authority, Refunding RB:
DePaul University, Series A, 5.00%, 10/01/30	1,000	1,178,510
DePaul University, Series A, 4.00%, 10/01/31	1,000	1,068,800
DePaul University, Series A, 4.00%, 10/01/32	1,000	1,062,390
Lutheran Home & Services Obligated Group, 5.00%, 5/15/22	3,890	4,103,639
Lutheran Home & Services Obligated Group, 5.50%, 5/15/27	4,350	4,687,343
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	4,900	5,227,173
Presence Health Network, Series C, 5.00%, 2/15/30	12,000	13,660,800

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
Rush University Medical Center, Series A, 5.00%, 11/15/31	$8,415	$9,513,915
Rush University Medical Center, Series A, 5.00%, 11/15/32	2,075	2,335,558
Rush University Medical Center, Series A, 5.00%, 11/15/33	2,125	2,381,211
The Peoples Gas Light & Coke Company Project, 4.00%, 2/01/33	11,000	11,461,780
The University of Chicago Medical Centre, Series B, 5.00%, 8/15/30	3,205	3,707,352
Illinois State Toll Highway Authority, Refunding RB, Senior, Series A, 4.00%, 12/01/31	20,000	21,438,000
Winnebago & Boone Counties School District No. 205 Rockford, GO:
4.00%, 2/01/29	9,080	9,603,462
4.00%, 2/01/30	9,835	10,231,154

		208,134,498
Indiana — 3.0%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 01/01/24	1,895	2,119,084
City of Whiting Indiana, RB, BP Products North America, Inc. Project, AMT, 5.00%, 03/01/46(c)	8,500	9,778,400
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 4.00%, 5/01/35	23,565	24,330,155
Earlham College Project, 5.00%, 10/01/32	11,255	11,830,018
Northern Indiana Commuter Transportation District, RB:
5.00%, 7/01/32	1,000	1,159,830
5.00%, 7/01/33	1,400	1,615,642

		50,833,129
Iowa — 2.0%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	18,500	18,943,815

Security	Par (000)	Value
Iowa (continued)
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project (continued):
5.25%, 12/01/25	$14,345	$15,287,897

		34,231,712
Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,594,159

Kentucky — 0.6%
Countyof Louisville/Jefferson Metropolitan Government, Refunding RB, Norton Healthcare, Inc., Series A, 5.00%, 10/01/32	7,300	8,442,158
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier-DownTown Crossing Project:
Convertible Series C, 0.00%, 7/01/33(d)	1,500	1,336,890
Series B, 0.00%, 7/01/30(a)	1,230	705,749

		10,484,797
Louisiana — 2.7%
City of New Orleans Louisiana, Refunding RB, 5.00%, 12/01/29	1,000	1,148,000
City of Ruston Louisiana, RB, (AGM):
5.00%, 6/01/29	1,060	1,238,525
5.00%, 6/01/30	1,000	1,162,610
5.00%, 6/01/31	1,020	1,180,823
5.00%, 6/01/32	1,225	1,411,114
Louisiana Public Facilities Authority, Refunding RB:
3.00%, 5/15/26(e)	25	26,932
5.00%, 5/15/26(e)	15	18,568
5.00%, 5/15/26(e)	10	12,379
5.00%, 5/15/26(e)	15	18,568
5.00%, 5/15/26(e)	25	30,947
5.00%, 5/15/29	1,235	1,435,650
5.00%, 5/15/30	990	1,147,370
3.00%, 5/15/31	2,225	2,181,212
5.00%, 5/15/32	1,485	1,696,375
5.00%, 5/15/33	2,175	2,474,084
Entergy Louisiana, Series B, 3.50%, 6/01/30	5,990	6,090,632
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A, 5.00%, 07/01/30	3,000	3,426,030

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 4/01/31	$300	$324,315
5.00%, 4/01/32	1,000	1,076,430
5.00%, 4/01/33	1,575	1,689,755
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 07/01/29	1,925	2,137,867
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 5/15/31	3,425	3,718,831
5.25%, 5/15/32	4,375	4,791,456
5.25%, 5/15/33	4,750	5,158,073
5.25%, 5/15/35	1,500	1,631,835

		45,228,381
Maryland — 1.7%
City of Baltimore Maryland, Refunding RB, Convention Center Hotel:
5.00%, 9/01/31	1,250	1,460,263
5.00%, 9/01/32	1,250	1,453,338
County of Anne Arundel Maryland Consolidated, Special Taxing District, Special Tax Bonds, Villages At Two Rivers Project:
4.20%, 7/01/24	700	698,355
4.90%, 7/01/30	1,315	1,333,568
County of Howard Maryland Housing Commission, RB, Woodfield Oxford Square Apartments, 5.00%, 12/01/33	1,765	2,050,400
Maryland EDC, RB, Purple Line Light Rail Project, Series D, AMT, 5.00%, 03/31/30	1,325	1,527,473
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	3,225	3,406,277
Salisbury University Project, 5.00%, 6/01/34	500	528,355
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, Series A, 5.00%, 1/01/31	2,865	3,339,616
Charlestown Community, Series A, 5.00%, 1/01/32	3,010	3,491,088
Charlestown Community, Series A, 5.00%, 1/01/33	3,165	3,642,060
Lifebridge Health Issue, 5.00%, 7/01/33	385	446,304

Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (continued):
Meritus Medical Center, 5.00%, 7/01/29	$2,200	$2,495,944
5.00%, 7/01/31	1,400	1,566,978
5.00%, 7/01/33	1,200	1,326,828

		28,766,847
Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB, Emmanuel College Issue, Series A, 5.00%, 01/01/33	1,070	1,247,513
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A:
5.00%, 10/01/30	780	901,867
5.00%, 10/01/31	3,635	4,181,450
5.00%, 1/01/32	2,020	2,373,076
5.00%, 10/01/32	980	1,122,384
5.00%, 1/01/33	1,500	1,747,905
5.00%, 10/01/33	1,285	1,465,260
5.00%, 1/01/34	2,085	2,430,005
5.00%, 1/01/35	2,000	2,310,740
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 07/01/29	6,820	7,457,465

		25,237,665
Michigan — 1.5%
Michigan Finance Authority, Refunding RB:
MidMichigan Health, 5.00%, 6/01/33	2,750	3,127,878
Oakwood Obligation Group, 5.00%, 8/15/30	2,105	2,367,936
Trinity Health Credit Group, 5.00%, 12/01/31	3,000	3,516,090
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	8,195	8,487,152
Saginaw Valley State University, Refunding RB, Series A:
5.00%, 7/01/31	2,070	2,407,741
5.00%, 7/01/32	1,430	1,654,996

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
State of Michigan, Refunding RB, GAN, 5.00%, 03/15/27	$3,750	$4,584,787

		26,146,580
Minnesota — 0.2%
Sartell-St Stephen Independent School District No. 748, GO, Series B(a):
0.00%, 2/01/30	1,850	1,284,659
0.00%, 2/01/31	2,190	1,457,007
0.00%, 2/01/32	1,450	926,318

		3,667,984
Mississippi — 1.3%
Mississippi Development Bank, Refunding RB, Municipal Energy Agency of Mississippi, Series A (AGM):
5.00%, 3/01/30	2,280	2,615,639
5.00%, 3/01/31	1,595	1,820,963
5.00%, 3/01/32	2,000	2,275,460
5.00%, 3/01/33	1,275	1,443,606
State of Mississippi, RB, Series E, 5.00%, 10/15/33	12,225	14,244,081

		22,399,749
Missouri — 0.7%
City of St. Louis Missouri IDA, Refunding RB, Ballpark Village Development Project, Series A, 3.88%, 11/15/29	1,105	1,123,973
Missouri State Health & Educational Facilities Authority, Refunding RB:
CoxHealth, Series A, 4.00%, 11/15/33	2,010	2,112,490
St. Louis College of Pharmacy, 5.00%, 5/01/30	3,000	3,382,950
The Children’s Mercy Hospital, 5.00%, 5/15/31	1,175	1,358,735
The Children’s Mercy Hospital, 4.00%, 5/15/32	1,680	1,773,374
The Children’s Mercy Hospital, 4.00%, 5/15/33	2,000	2,100,480

		11,852,002
Montana — 0.1%
Missoula County Elementary School District No.1, GO:
4.00%, 7/01/32	715	789,095

Security	Par (000)	Value
Montana (continued)
Missoula County Elementary School District No.1, GO (continued):
4.00%, 7/01/34	$1,000	$1,088,580

		1,877,675
Nebraska — 1.1%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 09/01/32	4,500	4,961,340
Central Plains Nebraska Energy Project, RB, Energy Project No. 3, 5.00%, 09/01/27	5,000	5,621,000
Public Power Generation Agency, Refunding RB, Whelan Energy Center Unit 2, Series A, 5.00%, 01/01/32	7,630	8,849,503

		19,431,843
Nevada — 0.0%
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/27(b)	335	359,525

New Hampshire — 0.3%
New Hampshire State Turnpike System, RB, Series C, 4.00%, 08/01/33	4,350	4,568,544

New Jersey — 13.2%
Casino Reinvestment Development Authority, Refunding RB:
5.00%, 11/01/21	2,465	2,671,641
5.00%, 11/01/22	1,890	2,071,553
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,630,185
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	12,230	13,390,260
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,740	1,977,423
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,315	1,494,432
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.00%, 1/01/28	4,705	5,289,926
Series DDD, 5.00%, 6/15/35	2,000	2,180,000

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/23	$13,000	$14,373,320
Cigarette Tax, 5.00%, 6/15/26	10,610	11,490,099
Cigarette Tax, 4.25%, 6/15/27	16,500	17,037,240
Continental Airlines, Inc. Project, AMT, 5.75%, 9/15/27	6,200	6,866,128
Series BBB, 5.50%, 6/15/29	10,000	11,711,400
Sub Series A, 4.00%, 7/01/32	5,320	5,353,729
Sub-Series A (BAM), 5.00%, 7/01/28	2,685	3,164,568
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	5,000	5,616,000
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Princeton HealthCare System, 5.00%, 7/01/29	2,900	3,370,728
Princeton HealthCare System, 5.00%, 7/01/30	2,400	2,771,664
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/30	11,245	13,115,493
St. Joseph Health System, 5.00%, 7/01/28	1,500	1,719,945
St. Joseph Health System, 5.00%, 7/01/29	1,250	1,425,112
St. Joseph Health System Obligated Group Issue, 5.00%, 7/01/30	1,100	1,246,960
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
5.00%, 12/01/22	1,275	1,435,242
5.00%, 12/01/23	3,475	3,945,376
5.00%, 12/01/24	6,000	6,879,720
5.00%, 12/01/25	5,500	6,330,830
5.00%, 12/01/26	2,250	2,572,470
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/31	2,250	2,296,935
Transportation Program, Series AA, 5.25%, 6/15/27	4,225	4,800,276

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation Program, Series AA, 5.25%, 6/15/28	$4,500	$5,093,235
Transportation System, CAB, Series A, 0.00%, 12/15/28(a)	31,000	19,784,200
Transportation System, Series AA, 4.00%, 6/15/30	13,315	13,539,358
Transportation System, Series C, 5.25%, 6/15/32	10,000	10,948,800
Transportation System, Series D, 5.00%, 6/15/32	5,000	5,396,850
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 01/01/27	5,000	5,834,250
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/33	500	553,050
5.00%, 11/01/34	500	551,080
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 7/15/30	2,000	2,268,420
5.00%, 7/15/31	1,450	1,638,935

		223,836,833
New Mexico — 1.0%
New Mexico Educational Assistance Foundation, RB, Education Loan, AMT:
Series A-1, 3.75%, 9/01/31	6,250	6,385,688
Series A-2, 3.80%, 11/01/32	5,850	5,972,850
Series A-2, 3.80%, 9/01/33	5,000	5,075,200

		17,433,738
New York — 2.9%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 4.50%, 01/01/25(b)	900	975,537
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
0.94%, 8/01/43(c)	6,400	6,400,000
Series A-2, 5.00%, 8/01/33	9,780	11,723,873
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
4.00%, 7/01/32	5,500	5,753,550
4.00%, 7/01/33	6,000	6,254,700

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 8/01/26	$3,080	$3,312,509
5.00%, 8/01/31	3,465	3,697,294
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project, 4.50%, 07/01/22(e)	9,115	10,373,052

		48,490,515
North Carolina — 0.5%
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/31	1,665	1,853,911
Mission Health Combined Group, 4.00%, 10/01/31	1,250	1,332,087
Mission Health Combined Group, 5.00%, 10/01/32	3,700	4,355,048
Mission Health Combined Group, 4.00%, 10/01/33	1,500	1,580,595

		9,121,641
Ohio — 1.0%
American Municipal Power, Inc., RB, Meldahl Hydroelectric Project, Green Bond, Series A:
5.00%, 2/15/29	700	818,230
5.00%, 2/15/30	885	1,030,193
5.00%, 2/15/31	800	926,752
5.00%, 2/15/32	1,000	1,152,860
5.00%, 2/15/33	1,195	1,371,980
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A:
5.25%, 7/01/28	500	513,920
5.63%, 7/01/32	1,000	1,036,630
County of Hamilton Ohio Sales Tax Revenue, Refunding RB, Series A, 5.00%, 12/01/30	4,500	5,384,520
Ohio Air Quality Development Authority, Refunding RB, AMT, 3.95%, 11/01/32(c)	1,500	726,210
State of Ohio, RB, Portsmouth Bypass Project, AMT (AGM):
5.00%, 12/31/29	1,625	1,871,122

Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT (AGM) (continued):
5.00%, 12/31/30	$2,400	$2,751,024

		17,583,441
Oklahoma — 0.8%
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.00%, 04/01/23	315	320,135
Norman Regional Hospital Authority, Refunding RB:
5.00%, 9/01/27	2,100	2,462,733
5.00%, 9/01/28	2,000	2,328,440
5.00%, 9/01/29	2,150	2,488,560
5.00%, 9/01/30	5,130	5,903,399

		13,503,267
Oregon — 0.9%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	8,614,227
State of Oregon Lottery, Refunding RB, Series C, 5.00%, 04/01/30	5,000	6,117,800

		14,732,027
Pennsylvania — 17.6%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/27	6,750	7,261,042
5.00%, 5/01/28	5,000	5,356,850
5.00%, 5/01/29	3,745	4,000,971
5.00%, 5/01/30	5,300	5,639,518
Chester County Health & Education Facilities Authority, Refunding RB, Series A:
Main Line Health System, 5.00%, 10/01/31	1,350	1,612,319
Main Line Health System, 5.00%, 10/01/32	1,450	1,720,657
Main Line Health System, 5.00%, 10/01/33	2,300	2,714,069
Simpson Senior Services Project, 5.00%, 12/01/30	2,180	2,275,593
City of Philadelphia Pennsylvania, GO, Refunding:
(AGM), 5.00%, 8/01/30	10,735	12,909,589
Series A, 5.00%, 8/01/30	4,500	5,347,665

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
County of Allegheny Higher Education Building Authority, Refunding RB, Duquesne University, 4.00%, 03/01/21	$350	$375,953
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project(c):
Series A, 4.00%, 1/01/35	9,765	4,713,175
Series B, 3.50%, 12/01/35(f)	6,790	3,286,360
County of Berks IDA, Refunding RB, Tower Health Project:
5.00%, 11/01/29	2,000	2,348,960
5.00%, 11/01/30	2,000	2,335,760
5.00%, 11/01/34	2,500	2,861,700
5.00%, 11/01/35	3,325	3,790,866
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.00%, 1/01/22	750	811,020
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/27	1,275	1,343,506
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/32	3,350	3,477,702
Diakon Lutheran Social Ministries Project, 5.00%, 1/01/29	1,300	1,454,882
Diakon Lutheran Social Ministries Project, 5.00%, 1/01/30	2,675	2,977,355
Diakon Lutheran Social Ministries Project, 5.00%, 1/01/32	1,510	1,682,049
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, Series A, 4.00%, 06/01/31	2,275	2,414,253
County of Delaware Authority, Refunding RB, Cabrini University:
5.00%, 7/01/26	1,180	1,359,808
5.00%, 7/01/28	800	919,576
5.00%, 7/01/29	1,365	1,556,823
5.00%, 7/01/30	1,435	1,623,961
County of Delaware Pennsylvania Authority, Refunding RB, Villanova University:
4.00%, 12/01/30	1,000	1,091,420
4.00%, 12/01/31	1,000	1,087,250
County of Lancaster Hospital Authority, Refunding RB, University of Pennsylvania Health System Obligation, Series A, 3.00%, 08/15/30	2,535	2,407,337

Security	Par (000)	Value
Pennsylvania (continued)
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, Series B, 4.00%, 07/01/33	$22,285	$23,141,635
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	2,500	2,785,725
Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/33	15,015	17,095,779
Albert Einstein Healthcare Network, Series A, 5.25%, 1/15/29	3,250	3,644,323
Albert Einstein Healthcare Network, Series A, 5.25%, 1/15/30	6,185	6,897,698
Whitemarsh Continuing Care Retirement Community Project, 5.00%, 1/01/30	2,000	2,025,080
County of Northampton Pennsylvania General Purpose Authority, RB, St. Luke’s Hospital of Bethlehem, Series A, 5.00%, 08/15/33	13,055	14,274,859
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/34	4,000	4,716,880
County of Westmoreland Municipal Authority, Refunding RB, (BAM):
5.00%, 8/15/27	1,500	1,789,515
5.00%, 8/15/28	3,000	3,557,850
Geisinger Authority, Refunding RB, Geisinger Health System, Series A-2:
5.00%, 2/15/32	4,000	4,715,040
5.00%, 2/15/34	1,750	2,041,025
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 12/31/34	5,000	5,659,750
Pennsylvania Bridge Finco LP, 5.00%, 12/31/29	5,000	5,794,750
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/30	13,100	15,106,396

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, University of Pittsburgh Medical Center:
5.00%, 3/15/30	$5,250	$6,201,142
5.00%, 3/15/31	4,500	5,276,475
Pennsylvania Higher Educational Facilities Authority, RB:
Series AT-1, 5.00%, 6/15/30	7,910	9,307,143
Shippensburg University Student Services, 5.00%, 10/01/30	5,250	5,556,337
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 5.00%, 5/01/30	425	495,971
Drexel University, 5.00%, 5/01/31	1,000	1,161,240
Drexel University, 5.00%, 5/01/32	1,750	2,023,595
Drexel University, 5.00%, 5/01/33	3,320	3,822,847
Drexel University, 5.00%, 5/01/35	1,000	1,142,590
La Salle University, 4.00%, 5/01/32	3,000	3,010,800
Pennsylvania Turnpike Commission, RB, Sub-Series B-1:
5.00%, 6/01/31	3,000	3,496,320
5.00%, 6/01/32	4,075	4,727,081
5.00%, 6/01/33	4,000	4,622,120
Pennsylvania Turnpike Commission, Refunding RB:
Motor License Fund, Enhanced Turnpike, 5.00%, 12/01/30	5,000	5,824,200
Subordinate, Series B-2 (AGM), 5.00%, 6/01/34	5,000	5,773,150
Philadelphia Authority for Industrial Development, Refunding RB, Refunding RB,Wesley Enhanced Living Obligated Group, Series A:
5.00%, 7/01/31	200	217,226
5.00%, 7/01/32	500	540,555
Philadelphia Gas Works Co., Refunding RB, General Ordinance, Series 14-T, 5.00%, 10/01/30	425	499,396

Security	Par (000)	Value
Pennsylvania (continued)
State Public School Building Authority, RB, School District of Philadelphia Project:
5.00%, 4/01/27	$4,130	$4,495,753
5.00%, 4/01/28	8,000	8,673,840
5.00%, 4/01/29	6,000	6,484,740
5.00%, 4/01/30	5,500	5,913,765
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc. Student Housing Project:
5.00%, 7/01/30	2,105	2,319,117
Upper Moreland Township School District, GO, 5.00%, 10/01/33	250	290,033
Wayne County Hospital & Health Facilities Authority, RB, Wayne Memorial Hospital Project, Series A:
5.00%, 7/01/30	280	333,603
5.00%, 7/01/31	355	420,796
4.00%, 7/01/32	230	245,001
4.00%, 7/01/33	440	466,070

		299,345,200
Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, 5.00%, 05/15/30	1,500	1,702,665
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Homeownership Opportunity Bonds, Series 68-B, 3.00%, 10/01/31	13,500	13,340,700
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 6/01/28	2,750	3,080,798
5.00%, 6/01/29	4,500	4,993,335
5.00%, 6/01/30	4,215	4,650,367

		27,767,865
South Carolina — 0.1%
South Carolina Jobs EDA, Refunding RB, The Lutheran Homes of South Carolina, Inc., 5.00%, 05/01/28	2,000	2,109,940

Tennessee — 0.5%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Erlanger Health System, Series A, 5.00%, 10/01/31	6,210	6,898,254

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tennessee (continued)
Counties of Nashville & Davidson Tennessee Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/31	$1,300	$1,503,463

		8,401,717
Texas — 17.8%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 1/01/30	1,600	1,848,384
5.00%, 1/01/31	1,175	1,347,784
5.00%, 1/01/33	1,500	1,706,175
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 8/15/32	12,500	14,171,875
5.00%, 8/15/33	14,000	15,817,060
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,665	2,920,547
City of Houston Texas Combined Utility System Revenue, Refunding RB, First Lien, Series B, 5.25%, 11/15/33	20,000	24,297,400
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/33	1,650	1,911,047
Clifton Higher Education Finance Corp., Refunding RB, Series A:
Idea Public Schools (PSF- GTD), 4.00%, 8/15/31	1,250	1,359,975
Idea Public Schools (PSF- GTD), 4.00%, 8/15/33	1,200	1,288,200
Uplift Education, 3.10%, 12/01/22	775	789,245
Uplift Education, 3.95%, 12/01/32	1,800	1,814,814
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series C, 4.00%, 08/15/33	12,325	13,119,346
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
5.75%, 1/01/28	500	554,945
6.38%, 1/01/33	460	520,794

Security	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Brazos Presbyterian Homes, Inc. Project, 5.00%, 1/01/33	$1,090	$1,126,461
YMCA of the Greater Houston Area, 5.00%, 6/01/28	1,500	1,620,225
YMCA of the Greater Houston Area, 5.00%, 6/01/33	3,000	3,205,860
County of Matagorda Texas Navigation District No. 1, Refunding RB:
Series A (AMBAC), 4.40%, 5/01/30	31,120	34,636,249
Series B (AMBAC), AMT, 4.55%, 5/01/30	10,000	11,055,500
Series B-2, 4.00%, 6/01/30	12,995	13,665,282
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(a):
0.00%, 9/15/31	6,235	3,810,208
0.00%, 9/15/32	15,135	8,707,317
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A:
4.00%, 11/15/31	5,500	5,685,295
4.00%, 11/15/32	15,420	15,884,296
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, Series A-1, 5.00%, 10/01/29	1,000	1,106,250
Leander ISD, GO, CAB, Refunding, Series D (PSF-GTD)(a):
0.00%, 8/15/31	1,200	725,784
0.00%, 8/15/32	2,000	1,145,620
0.00%, 8/15/33	4,485	2,434,054
New Hope Cultural Education Facilities Corp., RB, Series A:
Station 1 LLC Texas A&M University Project, 5.00%, 4/01/29	2,290	2,523,923
Stephenville LLC Tarleton State University Project, 5.38%, 4/01/28	1,150	1,289,185
Stephenville LLC Tarleton State University Project, 5.00%, 4/01/24	420	473,630

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Corp., RB, Series A (continued):
Stephenville LLC Tarleton State University Project, 5.00%, 4/01/25	$240	$273,914
Stephenville LLC Tarleton State University Project, 5.00%, 4/01/29	725	796,289
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 01/01/33	1,600	1,795,680
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A (b):
3.63%, 8/15/22	295	296,926
4.25%, 8/15/27	450	453,690
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier, 5.00%, 1/01/35(g)	5,750	6,710,365
2nd Tier, 5.00%, 1/01/33	7,500	8,579,700
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 1/01/22	635	659,924
5.50%, 1/01/32	1,000	1,056,560
Socorro Independent School District, GO, Refunding Series B, 4.00%, 08/15/34	3,000	3,250,020
State of Texas, GO, Refunding, Series A, 5.00%, 10/01/23	3,100	3,684,722
Texas A&M University, Refunding RB, Financing System, Series B, 5.00%, 05/15/22	5,000	5,783,650
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/30	18,000	20,195,280
5.00%, 12/15/31	25,000	27,959,750
Texas Public Finance Authority, Refunding RB, Midwestern State University:
4.00%, 12/01/29	2,000	2,189,540
4.00%, 12/01/30	2,000	2,176,160
4.00%, 12/01/31	1,650	1,788,468
Texas State University System, Refunding RB, Series A, 5.00%, 03/15/32	1,250	1,491,125

Security	Par (000)	Value
Texas (continued)
Texas Transportation Commission State Highway Fund, Refunding RB, 1st Tier:
5.00%, 10/01/22	$5,000	$5,823,400
Series A, 5.00%, 4/01/22	5,000	5,756,200
University of Texas System, Refunding RB, Financing System, Series C, 5.00%, 08/15/20	7,410	8,170,562

		301,454,655
Utah — 0.5%
Utah Transit Authority, Refunding RB, Subordinate, 4.00%, 12/15/31	7,750	8,365,118

Vermont — 0.2%
Vermont EDA, Refunding, MRB, Wake Robin Corp. Project, 5.40%, 05/01/33	2,400	2,544,144

Virginia — 0.8%
County of Fairfax Virginia EDA, RB, Vinson Hall LLC, Series A, 5.00%, 12/01/32	2,000	2,130,260
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.50%, 7/01/30	3,000	3,069,510
4.50%, 7/01/32	1,100	1,118,920
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 03/01/26	500	501,940
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, Series B, 5.25%, 07/01/30(b)	2,000	2,214,680
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 07/01/34	3,940	4,254,136

		13,289,446
Washington — 2.6%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
3.50%, 9/01/18	1,025	1,028,475
5.00%, 9/01/27	1,000	1,032,380
5.25%, 9/01/32	1,850	1,903,058

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Washington (continued)
Port of Seattle Washington, Refunding RB, Intermediate Lien, AMT, Series C:
5.00%, 5/01/33	$6,695	$7,885,304
5.00%, 5/01/34	6,000	7,034,040
Port of Seattle Washington Industrial Development Corp., Refunding RB, Special Facilities, Delta Airline, Inc. Project, AMT, 5.00%, 04/01/30	5,000	5,506,600
Washington Biomedical Research Properties 3.2, RB, Series A:
5.00%, 1/01/31	1,000	1,173,350
5.00%, 1/01/32	1,140	1,331,554
5.00%, 1/01/33	3,345	3,891,874
Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series B, 5.00%, 08/15/35(g)	9,485	11,057,044
Washington State Housing Finance Commission, Refunding RB, Emerald Heights Project:
5.00%, 7/01/28	1,000	1,117,780
5.00%, 7/01/33	1,100	1,206,557

		44,168,016
West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB, West Virginia University Health System, Series A:
5.00%, 6/01/31	1,950	2,250,183
5.00%, 6/01/33	1,100	1,256,585

		3,506,768
Wisconsin — 1.5%
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 4/01/30	6,690	7,212,957
Waste Management, Inc. Project, 2.63%, 11/01/25	3,000	3,031,380
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 7/01/28	2,250	2,458,463
Wisconsin Health & Educational Facilities Authority, Refunding RB, Marquette University, 4.00%, 10/01/32	4,520	4,737,638

Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Refunding RB, S/F Housing, Series D, 3.00%, 09/01/32	$9,000	$8,788,410

		26,228,848

Total Municipal Bonds — 125.3%		2,127,003,518

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Colorado — 5.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A(i):
4.25%, 11/15/29	33,820	35,733,302
4.25%, 11/15/30	35,210	37,201,938
4.25%, 11/15/31	8,085	8,542,393
4.25%, 11/15/32	2,230	2,356,158

		83,833,791
Florida — 5.8%
County of Broward Florida Airport System Revenue, ARB, Series Q-1(i):
4.00%, 10/01/29	17,200	17,972,150
4.00%, 10/01/30	18,095	18,907,329
4.00%, 10/01/31	18,820	19,664,876
4.00%, 10/01/32	19,575	20,453,769
4.00%, 10/01/33	20,355	21,268,786

		98,266,910
Iowa — 2.6%
Iowa State Board of Regents, RB, University of Iowa Hospitals & Clinics:
4.00%, 9/01/28	3,375	3,555,429
4.00%, 9/01/29	6,524	6,873,830
4.00%, 9/01/30	6,324	6,663,138
4.00%, 9/01/31	8,649	9,112,433
4.00%, 9/01/32	7,749	8,164,319
4.00%, 9/01/33	9,374	9,876,192

		44,245,341
Nevada — 1.1%
County of Clark Nevada, Refunding RB, Series B, 4.00%, 11/01/34	17,710	19,037,619

Texas — 9.6%
Dallas-Fort Worth International Airport, Refunding RB, AMT(i):
Series E, 4.00%, 11/01/32	6,915	7,441,541
Series E, 4.13%, 11/01/35	10,435	11,229,570
Series F, 5.00%, 11/01/29	12,820	13,796,175

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Dallas-Fort Worth International Airport, Refunding RB, AMT(i): (continued)
Series F, 5.00%, 11/01/30	$15,565	$16,750,192
Series F, 5.00%, 11/01/31	10,000	10,761,447
Series F, 5.00%, 11/01/32	17,170	18,477,404
San Antonio Texas Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project:
4.00%, 9/15/30	15,000	15,798,474
4.00%, 9/15/31	19,475	20,511,686
4.00%, 9/15/32	18,075	19,037,161
4.00%, 9/15/33	11,000	11,585,548
4.00%, 9/15/34	11,885	12,517,658
4.00%, 9/15/35	4,500	4,739,542

		162,646,398

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.1%		408,030,059

Total Long-Term Investments (Cost — $2,477,712,259) — 149.4%		2,535,033,577

Security	Shares	Value
Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(j)(k)	102,216,501	$102,247,166

Total Short-Term Securities (Cost — $102,238,275) — 6.0%		102,247,166

Total Investments (Cost — $2,579,950,534) — 155.4%		2,637,280,743
Other Assets Less Liabilities — 0.4%		6,137,115
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.6)%		(196,234,819)
RVMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.2)%		(749,587,991)

Net Assets Applicable to Common Shares — 100.0%		$1,697,595,048

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	Zero-coupon bond.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between November 1, 2018 to November 15, 2020, is $128,621,860.
(j)	Annualized 7-day yield as of period end.
(k)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	47,738,777	54,477,724	102,216,501	$102,247,166	$149,474	$119	$(5,608)

(a)	Includes net capital gain distributions, if applicable

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GAN	Grant Anticipation Notes
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
IDA	Industrial Development Authority
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
OTC	Over-the-Counter
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Trust’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	—	$2,535,033,577	—	$2,535,033,577
Short-Term Securities	$102,247,166	—	—	102,247,166

Total	$102,247,166	$2,535,033,577	—	$2,637,280,743

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statements purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
RVMTP Shares at Liquidation Value	—	$(750,000,000)	—	$(750,000,000)
TOB Trust Certificates	—	(195,919,914)	—	(195,919,914)

Total	—	$(945,919,914)	—	$(945,919,914)

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	17

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2030 Target Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2030 Target Term Trust

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2030 Target Term Trust

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2030 Target Term Trust

Date: December 21, 2017